T. ROWE PRICE Retirement 2030 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 26.2%
T. Rowe Price Funds:
New Income Fund  2,009,762 337,454 245,434 216,544,986 2,011,703
International Bond Fund (USD
Hedged)  676,980 119,564 82,471 70,437,545 681,131
Limited Duration Inflation
Focused Bond Fund  659,982 140,158 238,001 104,208,758 549,180
U.S. Treasury Long-Term Index
Fund  453,675 139,976 64,971 48,281,736 532,548
Dynamic Global Bond Fund  498,530 86,643 59,111 52,134,968 501,538
Emerging Markets Bond Fund  377,520 32,073 50,439 31,938,763 313,319
High Yield Fund  368,154 25,911 72,137 48,207,359 307,081
Floating Rate Fund  235,941 57,038 26,457 27,909,371 264,023
Total Bond Mutual Funds (Cost $5,334,406) 5,160,523
EQUITY MUTUAL FUNDS 72.3%
T. Rowe Price Funds:
Value Fund  2,997,423 310,209 306,705 58,478,737 2,633,298
Equity Index 500 Fund  2,881,839 84,352 359,585 19,792,101 2,280,644
Growth Stock Fund (2) 2,693,574 241,102 277,623 22,541,770 2,027,858
International Value Equity Fund  1,422,555 43,615 137,390 80,044,940 1,211,080
Overseas Stock Fund  1,376,716 31,951 134,836 90,432,706 1,134,930
International Stock Fund  1,295,360 82,522 139,879 52,204,558 966,306
Mid-Cap Value Fund  777,090 58,019 135,016 18,252,061 619,475
Mid-Cap Growth Fund (2) 651,513 74,331 55,087 5,351,755 552,462
Emerging Markets Stock Fund  683,894 45,832 87,338 10,506,446 443,057
Real Assets Fund  467,596 12,153 44,478 28,850,349 431,313
Emerging Markets Discovery
Stock Fund  258,571 242,042 16,654 29,755,810 419,557
Small-Cap Value Fund  473,128 33,415 45,149 7,148,106 412,088
Small-Cap Stock Fund  484,889 34,938 39,058 6,471,948 405,079
New Horizons Fund (2) 366,110 55,131 50,860 4,214,849 268,949
U.S. Large-Cap Core Fund  212,642 85,870 25,510 7,654,475 251,832
U.S. Equity Research Fund  – 229,284 1,971 5,230,714 217,807
Total Equity Mutual Funds (Cost $8,745,400) 14,275,735
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,759 654,708 655,203 23,204 2,309
Total Other Mutual Funds (Cost $2,267) 2,309

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 189,184 1,556,096 1,449,873 295,407,179 295,407
Total Short-Term Investments (Cost $295,407) 295,407
Total Investments in Securities 100.0%
(Cost $14,377,480) $ 19,733,974
Other Assets Less Liabilities (0.0)% (273)
Net Assets 100.0% $ 19,733,701
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,923 Russell 2000 E-Mini Index contracts 3/22 (196,579) $ 15,466
Net payments (receipts) of variation margin to date (15,995)
Variation margin receivable (payable) on open futures contracts $ (529)

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 6,077 $ (24,524) $ 11,267
Emerging Markets Bond Fund  (3,541) (45,835) 14,198
Emerging Markets Discovery Stock Fund  11,843 (64,402) 7,865
Emerging Markets Stock Fund  77,471 (199,331) 10,062
Equity Index 500 Fund  459,323 (325,962) 29,093
Floating Rate Fund  (428) (2,499) 8,229
Growth Stock Fund  553,279 (629,195) —
High Yield Fund  589 (14,847) 15,290
International Bond Fund (USD Hedged)  8,624 (32,942) 10,569
International Stock Fund  126,622 (271,697) 17,652
International Value Equity Fund  25,223 (117,700) 40,323
Limited Duration Inflation Focused Bond Fund  10,079 (12,959) 18,900
Mid-Cap Growth Fund  95,346 (118,295) —
Mid-Cap Value Fund  87,127 (80,618) 10,078
New Horizons Fund  70,198 (101,432) —
New Income Fund  21,947 (90,079) 29,556
Overseas Stock Fund  49,927 (138,901) 30,206
Real Assets Fund  9,170 (3,958) 11,544
Small-Cap Stock Fund  54,682 (75,690) 1,860
Small-Cap Value Fund  46,015 (49,306) 4,495
Transition Fund  2,277 45 58
U.S. Equity Research Fund  2,572 (9,506) 896
U.S. Large-Cap Core Fund  20,700 (21,170) 2,322
U.S. Treasury Long-Term Index Fund  (8,556) 3,868 7,344
Value Fund  400,805 (367,629) 37,576
U.S. Treasury Money Fund, 0.14% — — 220
Totals $ 2,127,371# $ (2,794,564) $ 319,603+
# Capital gain distributions from mutual funds represented $906,484 of the net realized gain
(loss).
+ Investment income comprised $319,603 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2030 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F142-054Q3 02/22